Share capital - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share capital
Balance at the beginning of the period	$ 29,785	$ (4,548)
Balance at the beginning of the period (in shares)	48,063,019	48,063,019
Issuance of ordinary shares upon consummation of merger, net of issuance cost (Note (i))	$ 53,461
Issuance of ordinary shares upon consummation of merger, net of issuance cost (Note (i)) (in shares)	411,112,330
Repurchase of ordinary shares	$ (880)
Repurchase of ordinary shares (Note (iii)) (in shares)	2,583,511
Surrender of ordinary shares (in shares)	(3)
Issuance of ordinary shares upon private placement, net of issuance cost (Note (iv))	$ 25,339
Shares issued	12,200,915
Balance at the end	$ 110,312	$ 29,785
Balance at the end of the period (in shares)	473,959,772	48,063,019
Share capital
Share capital
Balance at the beginning of the period	$ 1	$ 1
Issuance of ordinary shares upon consummation of merger, net of issuance cost (Note (i))	411
Issuance of ordinary shares upon private placement, net of issuance cost (Note (iv))	12
Balance at the end	424	1
Share premium
Share capital
Balance at the beginning of the period	13,499	2,999
Issuance of ordinary shares upon consummation of merger, net of issuance cost (Note (i))	51,723	10,500
Exercise of share options and vesting of restricted shares and RSUs (Note (ii))	(9)
Issuance of ordinary shares upon private placement, net of issuance cost (Note (iv))	25,327
Balance at the end	90,540	$ 13,499
Treasury shares
Share capital
Issuance of ordinary shares upon consummation of merger, net of issuance cost (Note (i))	(32)
Exercise of share options and vesting of restricted shares and RSUs (Note (ii))	9
Repurchase of ordinary shares	(880)
Balance at the end	$ (903)